EMPLOYEE BENEFIT PLANS PART 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 35	$ 34	$ 32
Savings Plan, Market Value Of Employer Stock Held By Plan	1,300	1,100		1,100
Employee Stock Ownership Plan (ESOP), Shares in ESOP	0	0	153,625	0
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value			8
ESOP debt paid down in 2012 and 2011				34
Dividends used for ESOP debt service in 2011			1
Shares of common stock released from ESOP Trust in 2012 and 2011				504,440
San Diego Gas and Electric Company and Subsidiary [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	14	16	14
Southern California Gas Company [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 17	$ 15	$ 14